Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses
Accounting, Audit, And Legal	$ 118,274	$ 109,154
Bank Charges	735	540
Consulting	173,171	145,396
Filing And Transfer Agent Fees	15,382	20,903
Management Fees	169,348	133,939
Office	11,700	4,312
Total Expenses	488,610	414,244
Loss Before Other Items	(488,610)	(414,244)
Gain On Write-off Of Promissory Note	0	151,301
Accretion Expenses	(129,391)	(137,880)
Finance Fees	(46,066)	0
Interest Expenses	(39,182)	(30,785)
Foreign Exchange Gain (loss)	(5,370)	2,485
Other Income	13,312	0
Change In Fair Value Of Derivative Instruments	1,132,174	(1,995,930)
Net Loss For The Year From Continuing Operations	436,867	(2,425,053)
Loss For The Period From Discontinued Operations	0	(127,637)
Loss On Spin-out Of Subsidiary	0	(286,570)
Net Comprehensive Loss For The Year	436,867	(2,839,260)
Total Net Comprehensive Loss Attributable To:
Shareholders Of The Company	436,867	(2,711,872)
Non-controlling Interest	$ 0	$ 127,388
Basic And Diluted Loss Per Share	$ 0.00	$ (0.01)
Weighted Average Number Of Shares Outstanding	1,185,974,677	1,082,137,350